Subsequent Events (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	(15) Subsequent events On July 31, 2018, the Board declared a dividend of $0.085 per share, to stockholders of record as of the close of business on August 31, 2018 to be paid on September 28, 2018.

(16) Subsequent events

Refinancing

On February 12, 2018, GrafTech entered into a credit agreement (the "2018 Credit Agreement") among GrafTech, GrafTech Finance Inc., a Delaware corporation and a wholly owned subsidiary of GrafTech ("Finance"), GrafTech Switzerland SA, a Swiss corporation and a wholly owned subsidiary of GrafTech ("Swissco"), GrafTech Luxembourg II S.à.r.l., a Luxembourg société à responsabilité limitée and a wholly owned subsidiary of GrafTech ("Luxembourg Holdco" and, together with Finance and Swissco, the "Co-Borrowers"), the lenders and issuing banks party thereto and JPMorgan Chase Bank, N.A. as administrative agent and as collateral agent, which provides for (i) a $1,500 million senior secured term facility (the "2018 Term Loan Facility") and (ii) a $250 million senior secured revolving credit facility (the "2018 Revolving Credit Facility" and, together with the Term Loan Facility, the "Senior Secured Credit Facilities"), which may be used from time to time for revolving credit borrowings denominated in dollars or Euro, the issuance of one or more letters of credit denominated in dollars, Euro, Pounds Sterling or Swiss Francs and one or more swing line loans denominated in dollars. Finance is the sole borrower under the 2018 Term Loan Facility while Finance, Swissco and Lux Holdco are Co-Borrowers under the 2018 Revolving Credit Facility. On February 12, 2018, Finance borrowed $1,500 million under the 2018 Term Loan Facility (or the 2018 Term Loans). The 2018 Term Loans mature on February 12, 2025. The maturity date for the 2018 Revolving Credit Facility is February 12, 2023.

The proceeds of the 2018 Term Loans were used to (i) repay in full all outstanding indebtedness of the Co-Borrowers under the amended and restated credit agreement dated as of February 27, 2015 and terminate all commitments thereunder, (ii) redeem in full the Senior Notes at a redemption price of 101.594% of the principal amount thereof plus accrued and unpaid interest to the date of redemption, (iii) pay fees and expenses incurred in connection with (i) and (ii) above and the Senior Secured Credit Facilities and related expenses, and (iv) pay a dividend, with any remainder to be used for general corporate purposes. In connection with the repayment of the amended and restated credit agreement dated as of February 27, 2015 and redemption of the Senior Notes, all guarantees of obligations under the amended and restated credit agreement dated as of February 27, 2015, the Indenture and the Senior Notes were terminated, all mortgages and other security interests securing obligations under the amended and restated credit agreement dated as of February 27, 2015 were released and the amended and restated credit agreement dated as of February 27, 2015 and the Indenture were terminated.

Borrowings under the 2018 Term Loan Facility bear interest, at Finance's option, at a rate equal to either (i) the Adjusted LIBO Rate (as defined in the 2018 Credit Agreement), plus an applicable margin initially equal to 3.50% per annum or (ii) the ABR Rate (as defined in the 2018 Credit Agreement), plus an applicable margin initially equal to 2.50% per annum, in each case with one step down of 25 basis points based on achievement of certain public ratings of the 2018 Term Loans.

Borrowings under the 2018 Revolving Credit Facility bear interest, at the applicable Co-Borrower's option, at a rate equal to either (i) the Adjusted LIBO Rate, plus an applicable margin initially equal to 3.75% per annum or (ii) the ABR Rate, plus an applicable margin initially equal to 2.75% per annum, in each case with one step down based on achievement of certain senior secured first lien net leverage ratios. In addition, the Co-Borrowers will be required to pay a quarterly commitment fee on the unused commitments under the 2018 Revolving Credit Facility in an amount equal to 0.25% per annum.

All obligations under the 2018 Credit Agreement are guaranteed by GrafTech, Finance and each domestic subsidiary of GrafTech, subject to certain customary exceptions, and all obligations under the 2018 Credit Agreement of each foreign subsidiary of GrafTech that is a Controlled Foreign Corporation are guaranteed by GrafTech Luxembourg I S.à.r.l., a Luxembourg société à responsabilité limitée and an indirect wholly owned subsidiary of GrafTech (or Luxembourg Parent), Luxembourg Holdco, Swissco (collectively, the Guarantors).

All obligations under the 2018 Credit Agreement are secured, subject to certain exceptions and Excluded Assets (as defined in the 2018 Credit Agreement), by: (i) a pledge of all of the equity securities of Finance and each domestic Guarantor (other than GrafTech) and of each other direct, wholly owned domestic subsidiary of GrafTech and any Guarantor, (ii) a pledge on no more than 65% of the equity interests of each subsidiary that is a Controlled Foreign Corporation (within the meaning of Section 956 of the Internal Revenue Code of 1986, as amended from time to time), and (iii) security interests in, and mortgages on, personal property and material real property of Finance and each domestic Guarantor, subject to permitted liens and certain exceptions specified in the 2018 Credit Agreement. The obligations of each foreign subsidiary of GrafTech that is a Controlled Foreign Corporation under the Revolving Credit Facility are secured by (i) a pledge of all of the equity securities of each Guarantor that is a Controlled Foreign Corporation and of each direct, wholly owned subsidiary of any Guarantor that is a Controlled Foreign Corporation, and (ii) security interests in certain receivables and personal property of each Guarantor that is a Controlled Foreign Corporation, subject to permitted liens.

The 2018 Term Loans amortize at a rate equal to 5% per annum of the original principal amount of the 2018 Term Loans payable in equal quarterly installments, with the remainder due at maturity. The Co-Borrowers are permitted to make voluntary prepayments at any time without premium or penalty, except in the case of prepayments made in connection with certain repricing transactions with respect to the 2018 Term Loans effected within twelve months of the closing date of the 2018 Credit Agreement, to which a 1.00% prepayment premium applies. Finance is required to make prepayments under the 2018 Term Loans (without payment of a premium) with (i) net cash proceeds from non-ordinary course asset sales (subject to customary reinvestment rights and other customary exceptions and exclusions), and (ii) commencing with the Company's fiscal year ending December 31, 2019, 75% of Excess Cash Flow (as defined in the 2018 Credit Agreement), subject to step-downs to 50% and 0% of Excess Cash Flow based on achievement of a senior secured first lien net leverage ratio greater than 1.25 to 1.00 but less than or equal to 1.75 to 1.00 and less than or equal to 1.25 to 1.00, respectively. Scheduled quarterly amortization payments of the 2018 Term Loans during any calendar year reduce, on a dollar-for-dollar basis, the amount of the required Excess Cash Flow prepayment for such calendar year, and the aggregate amount of Excess Cash Flow prepayments for any calendar year reduce subsequent quarterly amortization payments of the 2018 Term Loans as directed by Finance.

The 2018 Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants applicable to GrafTech and restricted subsidiaries, including, among other things, restrictions on indebtedness, liens, investments, fundamental changes, dispositions, and dividends and other distributions. The 2018 Credit Agreement contains a financial covenant that requires GrafTech to maintain a senior secured first lien net leverage ratio note greater than 4.00:1.00 when the aggregate principal amount of borrowings under the 2018 Revolving Credit Facility and outstanding letters of credit issued under the 2018 Revolving Credit Facility (except for undrawn letters of credit in an aggregate amount equal to or less than $35 million), taken together, exceed 35% of the total amount of commitments under the 2018 Revolving Credit Facility. The 2018 Credit Agreement also contains customary events of default.

Dividend

On February 12, 2018, GrafTech declared and paid a dividend to our owner, Brookfield, in the amount of $1,112.0 million. This dividend was funded by the debt assumed in the aforementioned refinancing.

Stock split

On April 12, 2018, the Company effected a 3,022,259.23 to one stock split of the Company's then outstanding common stock. We have retroactively applied this split to all share presentations, as well as "Net income (loss) per share" and "Income (loss) from continuing operations per share" calculations for the successor entity's periods presented.